Williams Capital Shares | NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO
U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Williams Capital Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Williams Capital Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Williams Capital Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO
Management Fees		0.18%
Other Expenses		0.03%
Transfer Agent Fees		0.02%
Service Fees		none
Other Operating Expenses		0.01%
Total Annual Portfolio Operating Expenses		0.21%
Expense Reimbursement	[1]	(0.01%)
Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.20%
[1]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the "Total Annual Portfolio Operating Expenses" exceed 0.20%. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in Williams Capital Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Williams Capital Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO	20	67	117	267

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

REGULATORY RISK is the risk associated with the SEC’s recently adopted changes to the rules that govern money market funds. These changes will, among other things, (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from a fund, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collaterized fully, are exempt from these requirements. These changes may affect the Portfolio’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Portfolio’s investment adviser is evaluating the potential impact of these changes, which have a phase-in compliance period ranging from July 2015 through October 2016.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PORTFOLIO PERFORMANCE
Williams Capital Shares of the Portfolio have been offered for less than one calendar year and, therefore, performance information for Williams Capital Shares is not included in this Prospectus. The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance from year to year of Shares, another class of shares of the Portfolio that is offered in a separate prospectus.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s web site at www.northerninstitutionalfunds.com or by calling 800-637-1380.
CALENDAR YEAR TOTAL RETURN (SHARES)*

*For the periods shown in the bar chart above, the highest quarterly return was 1.27% in the fourth quarter of 2006, and the lowest quarterly return was 0.00% in the fourth quarter of 2014.
AVERAGE ANNUAL TOTAL RETURNS** (For the periods ended December 31, 2014)
Average Annual Total Returns		Inception Date	1-Year	5-Year	10-Year	Since Inception
Williams Capital Shares NORTHERN INSTITUTIONAL U.S. GOVERNMENT SELECT PORTFOLIO Shares	[1]	Nov. 07, 1990	0.01%	0.01%	1.48%	3.03%
[1]	The returns in the bar chart and table above are for Shares, another class of shares of the Portfolio that is offered in a separate prospectus. Williams Capital Shares would have substantially similar annual returns because Williams Capital Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

The 7-day yield for Shares of the Portfolio as of December 31, 2014: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northerninstitutionalfunds.com.